OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative
Prepaid expenses	$ 2,087	$ 2,386
Other receivables	9,807	2,346
Other receivables and prepaid expenses	11,894	6,534
Contract receivable	8,200
Accrued withholding and payroll taxes, current	7,600
Interest Rate Swap
Derivative
Mark-to-market interest rate swaps valuation (see note 24)	0	$ 1,802
Accrued Expenses
Derivative
Accrued withholding and payroll taxes, current	600
Other Current Liabilities
Derivative
Accrued withholding and payroll taxes, current	$ 7,600